DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS

Delaware Global Value Fund
(formerly Delaware International Small Cap Value Fund)
Delaware International Value Equity Fund

Supplement to the Fund's
Statement of Additional Information
dated March 30, 2006

On March 31, 2006, Todd A. Bassion joined the portfolio management team with responsibility for making the day-to-day investment decisions for the International Value Equity segment of the Delaware Global Value Fund. On May 1, 2006, Mr. Bassion joined the portfolio management team with responsibility for making investment decisions for the Delaware International Value Equity Fund.

The following information supplements the section entitled "Management of the Trust - Officers and Trustees" in the Funds' Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trust:
Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) for the Past 5 Years
Todd A. Bassion 2005 Market Street Philadelphia, PA 19103 March 18, 1977	Vice President and Portfolio Manager	Less than one year.

Prior to becoming a portfolio manager on January 25, 2006, Mr. Bassion was a Senior Research Analyst at Delaware Investments
(June 2005 - Present)

Arborway Capital - Senior Research Analyst
(January 2005 - June 2005)

Thomas Weisel Asset Management - Senior Analyst
(2002 - 2005)

ValueQuest - Research Associate (2000 - 2002)

The following information supplements the section entitled "Portfolio Managers - Other Accounts Managed - The Manager" in the Funds' Statement of Additional Information.

Mr. Bassion is responsible for the following accounts. The assets listed below are as of March 31 2006:
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Todd A. Bassion
Registered Investment Companies	3	$1.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12	$370.6 million	0	$0

This Supplement is dated December 13, 2006.